Warrants - Schedule of Black-Scholes Model (Details)	Sep. 30, 2024
Expected term [Member] | Minimum [Member]
Warrants - Schedule of Black-Scholes Model (Details) [Line Items]
Measurement Input warrant	2
Expected term [Member] | Maximum [Member]
Warrants - Schedule of Black-Scholes Model (Details) [Line Items]
Measurement Input warrant	5
Expected average volatility [Member] | Minimum [Member]
Warrants - Schedule of Black-Scholes Model (Details) [Line Items]
Measurement Input warrant	241
Expected average volatility [Member] | Maximum [Member]
Warrants - Schedule of Black-Scholes Model (Details) [Line Items]
Measurement Input warrant	338
Expected dividend yield [Member] | Minimum [Member]
Warrants - Schedule of Black-Scholes Model (Details) [Line Items]
Measurement Input warrant
Expected dividend yield [Member] | Maximum [Member]
Warrants - Schedule of Black-Scholes Model (Details) [Line Items]
Measurement Input warrant
Risk-free interest rate [Member] | Minimum [Member]
Warrants - Schedule of Black-Scholes Model (Details) [Line Items]
Measurement Input warrant	4.13
Risk-free interest rate [Member] | Maximum [Member]
Warrants - Schedule of Black-Scholes Model (Details) [Line Items]
Measurement Input warrant	4.43